Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Redeemable Class A Common Stock [Member]
Redeemable Class A Common Stock
Interest Income	$ 5,672		$ 0		$ 5,861		$ 0
Income and Franchise Tax	(5,672)		0		(5,861)		0
Net Earnings	$ 0		$ 0		$ 0		$ 0
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares)	23,000,000		0		23,000,000		0
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share)	$ 0		$ 0		$ 0		$ 0
Non-Redeemable Class A and B Common Stock [Member]
Non-Redeemable Class A and B Common Stock
Net Income (Loss)	$ 4,903,480		$ (993)		$ (5,104,603)		$ (1,319)
Redeemable Net Earnings (Loss)	0		0		0		0
Non-Redeemable Net Earnings (Loss)	$ 4,903,480		$ (993)		$ (5,104,603)		$ (1,319)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (in Shares)	8,480,000	[1]	6,870,000	[1]	7,280,219	[2]	6,870,000	[2]
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock (in Dollars per share)	$ (0.58)		$ 0		$ (0.70)		$ 0

[1]	The weighted average non-redeemable common stock for the three months ended March 31, 2021 includes the effect of 610,000 Private Placement Units, which were issued in conjunction with the initial public offering on September 24, 2020.
[2]	The weighted average non-redeemable common stock for the year ended December 31, 2020 includes the effect of 610,000 Private Units, which were issued in conjunction with the initial public offering on September 29, 2020.